INITIAL PUBLIC OFFERING (Details) - USD ($)	Apr. 09, 2025	Apr. 07, 2025	Apr. 01, 2025	Jun. 30, 2026	Mar. 31, 2026
Proposed Public Offering [Member]
INITIAL PUBLIC OFFERING (Details) [Line Items]
Proposed public offering of units			5,000,000
Proposed public offering of per units (in Dollars per share)			$ 10	$ 10	$ 10
Sale of stock description of transaction			Each Unit consists of one ordinary share, par value $0.0001 per share and one right (the “Public Right”). Each Public Right entitles the holder to purchase one-fifth (1/5) of one ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares. As a result, the holder must hold Public Rights in multiples of 5 in order to receive shares for all of their Public Rights upon closing of a Business Combination.
Offering price per option (in Dollars per share)			$ 10
Over-Allotment Option [Member]
INITIAL PUBLIC OFFERING (Details) [Line Items]
Underwriters option period from the date of initial public offering			45 days
Shares granted to underwriters			750,000
Underwriters exercised portion of shares	392,378	357,622
Offering price per option (in Dollars per share)	$ 10	$ 10
Gross proceeds from issuance of units (in Dollars)	$ 3,923,780	$ 3,576,220